Finance Income and Expenses (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Interest income
Interest income from financial assets measured at amortized cost	¥ 4,187	¥ 3,880	¥ 1,117
Interest income from financial assets measured at fair value through P&L	1,318	700	660
Interest income on sublease	3	11	4
Total interest income	5,508	4,591	1,781
Dividend income
Dividend income from financial assets measured at fair value through OCI and disposed of during the period	6	8	252
Dividend income from financial assets measured at fair value through OCI and held at end of the period	267	164	120
Total dividend income	273	172	372
Remeasurement to fair value of pre-existing interest in an acquiree	22,416	8,482	0
Other	7,501	10,455	11,378
Total	62,913	23,700	105,521
Finance Expenses:
Interest expense on financial debt	100,393	108,498	118,682
Interest expense on lease liabilities	16,580	13,934	12,124
Total interest expense	116,973	122,432	130,806
Loss on foreign currency exchange, net	14,205	1,791	97,319
Hyperinflation effect expense	12,256	3,698	0
Other	19,421	16,091	20,506
Total	169,698	166,607	248,631
Foreign Exchange Hedge
Dividend income
Gains on derivative financial assets	4,476	0	81,744
Finance Expenses:
Losses on derivatives financial assets	0	2,112	0
Warrants
Dividend income
Gains on derivative financial assets	15,896	0	10,246
Finance Expenses:
Losses on derivatives financial assets	0	20,483	0
Virtual Power Purchase Agreement
Dividend income
Gains on derivative financial assets	6,843	0	0
Finance Expenses:
Losses on derivatives financial assets	¥ 6,843	¥ 0	¥ 0